Leases (Details 1) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Up To Dec 2024 [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	R$ 56,172
Up To Dec 2024 [member] | LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	30,669
Up To Dec 2024 [member] | Sub Leases [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	25,503
Jan 2025 Dec 2029 [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	200,746
Jan 2025 Dec 2029 [member] | LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	155,509
Jan 2025 Dec 2029 [member] | Sub Leases [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	45,237
Jan 2030 Onwards [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	113,535
Jan 2030 Onwards [member] | LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	113,351
Jan 2030 Onwards [member] | Sub Leases [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	184
Nominal Value [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	370,453
Nominal Value [member] | LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	299,529
Nominal Value [member] | Sub Leases [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	70,924
Present Value [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	236,341
Present Value [member] | LT Amazonas [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	177,569
Present Value [member] | Sub Leases [member]
IfrsStatementLineItems [Line Items]
Cash receipts from lease	R$ 58,772